Submission	Jan. 10, 2025
Submission [Line Items]
Central Index Key	0000913144
Registrant Name	RENAISSANCERE HOLDINGS LTD.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES